Commitments and Contingencies - Schedule of Milestone Payments (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Payment One [Member]
Schedule of Milestone Payments [Line Items]
Milestone	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product
Payment	$ 50,000
Payment Two [Member]
Schedule of Milestone Payments [Line Items]
Milestone	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product
Payment	$ 100,000
Payment Three [Member]
Schedule of Milestone Payments [Line Items]
Milestone	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product
Payment	$ 250,000
Payment Four [Member]
Schedule of Milestone Payments [Line Items]
Milestone	Receipt of New Drug Application (“NDA”) (or foreign equivalent) approval for a Licensed Product
Payment	$ 500,000
Payment Five [Member]
Schedule of Milestone Payments [Line Items]
Milestone	Achievement of First Commercial Sale of Licensed Product
Payment	$ 1,000,000